Common Stocks	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Common Stocks
Common Stocks

Note 15. Common Stocks

The Company has two classes of common stock — Class A Ordinary Common Stock and Class B Super Voting Common Stock. Both classes have identical economic rights, including rights to dividends and distributions. However, the classes differ in voting rights. Each share of Class A Ordinary Common Stock entitles the holder to one (1) vote per share, while each share of Class B Super Voting Common Stock entitles the holder to one hundred sixty (160) votes per share.

Note 13. Common Stocks

The Company has two classes of common stock: Class A Ordinary Common Stock and Class B Super Common Stock. Both classes have identical economic rights, including rights to dividends and distributions. However, the classes differ in voting rights. Each share of Class A Ordinary Common Stock entitles the holder to one (1) vote per share, while each share of Class B Super Common Stock entitles the holder to one hundred sixty (160) votes per share.